File No. 333-_______

As filed with the SEC on February 28, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No.  __

(Check appropriate box or boxes)

MONEY MARKET OBLIGATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas Early , Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Acquisition of the assets of

FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND

a portfolio of Money Market Obligations Trust

By and in exchange for Institutional Shares, Service Shares and Capital Shares of

FEDERATED MONEY MARKET MANAGEMENT

a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Institutional Shares, Service Shares and Capital Shares, without par value,

of Federated Money Market Management

It is proposed that this filing will become effective

on March 31, 2014 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Prospectus/Information Statement
Federated Prime Management Obligations Fund
A Portfolio of Money Market Obligations Trust
We recommend that you read the enclosed Prospectus/Information Statement in its entirety; this information will help you understand the upcoming Reorganization.
Thank you for your continued support of the Federated Funds.
Federated Prime Management Obligations Fund (“PMOF”) will be reorganized into Federated Money Market Management (“MMM”) on or about June 6, 2014 (the “Reorganization”). Please refer to the enclosed Prospectus/Information Statement as well as the highlighted information below for details about the Reorganization.
Why has the Board of Trustees approved the Reorganization?
The Board of Trustees approved the Reorganization because it believes that the Reorganization is in the best interests of PMOF and its shareholders and that the interests of existing PMOF shareholders will not be diluted as a result of the Reorganization.
After the Reorganization, shareholders of PMOF will be invested in MMM, a fund with identical investment objectives and strategies that invests exclusively in the highest rated securities and has lower net expenses.
Please see the section entitled “Summary—Reasons for the Proposed Reorganization” in the Prospectus/Information Statement for more information.
How will the Reorganization affect my investment?
The cash value of your investment will not change as a result of the Reorganization and you will not have to pay any sales charge in connection with the transfer of your assets.
You will receive shares of MMM with a total dollar value equal to the total dollar value of the PMOF shares that you own at the time of the Reorganization.
For instance:
If you own shares in:	You will receive shares of:
PMOF	MMM
Institutional Shares (IS) Capital Shares (CAP) Service Shares (SS)	Institutional Shares (IS) Capital Shares (CAP) Service Shares (SS)

What are the tax consequences of the Reorganization?
The Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
PMOF will distribute any undistributed income and realized capital gains accumulated prior to the Reorganization to its shareholders. These distributions, if any, will be taxable.
When will the Reorganization occur?
The Reorganization is currently expected to occur after the close of business on or about June 6, 2014.
Will my current account options transfer over to my new account?
Yes, these servicing features will transfer automatically to your account in MMM. However, if you participate in a systematic investment program you will receive a communication requesting that you confirm your continued participation in such a plan.
What should I do in connection with the Reorganization?
At the close of business on or about June 6, 2014, your shares will automatically be exchanged for shares of MMM. Please do not attempt to make the Reorganization exchange into MMM yourself.

Whom do I call if I have questions about this Prospectus/Information Statement?
Please don't hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400.
Thank you in advance for your continued support of the Federated Funds.
After careful consideration, the Board of Trustees has unanimously approved this Reorganization.
The Board of Trustees recommends that you read the enclosed materials carefully.

PROSPECTUS/INFORMATION STATEMENT
April 1, 2014
Acquisition of the assets of
FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND
(a Portfolio of Money Market Obligations Trust)
Federated Investors Funds4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
By and in exchange for Institutional Shares, Service Shares and Capital Shares of
FEDERATED MONEY MARKET MANAGEMENT
(a Portfolio of Money Market Obligations Trust)
Federated Investors Funds4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUIRED TO SEND US A PROXY
This Prospectus/Information Statement is being furnished to shareholders of Federated Prime Management Obligations Fund (“PMOF”) in connection with an Agreement and Plan of Reorganization (the “Plan”) by and between Money Market Obligations Trust, a Massachusetts business trust (the “Trust”), with respect to Federated Money Market Management (“MMM”) and PMOF, each a series of the Trust. Under the Plan, PMOF will transfer all or substantially all of its assets to MMM, in exchange for Institutional Shares, Service Shares and Capital Shares of MMM (the “Reorganization”). MMM is expected to be the accounting survivor in the Reorganization. Institutional Shares, Service Shares and Capital Shares of MMM will be distributed pro rata by PMOF to its shareholders in complete liquidation and termination of PMOF. As a result of the Reorganization, each shareholder holding Institutional Shares, Service Shares and Capital Shares of PMOF will become the shareholder of Institutional Shares, Service Shares and Capital Shares, respectively, of MMM, having a total net asset value (“NAV”) equal to the total NAV of the shareholder's holdings in PMOF on the date of the Reorganization (the “Closing Date”). PMOF and MMM are both money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended, the regulation that governs money market mutual funds. For purposes of this Prospectus/Information Statement, PMOF and MMM may be referred to individually, as applicable, as a “Fund” and, together, as the “Funds.”
The Board of Trustees of both PMOF and MMM (the “Board”) has determined that the Reorganization is in the best interests of each Fund and that interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. Information on the rationale for the Reorganization is included in this Prospectus/Information Statement in the section entitled “Summary—Reasons for the Proposed Reorganization.” The Reorganization is not required to be approved by the shareholders of the Funds. Accordingly, shareholders of PMOF are not being asked to vote on or approve the Reorganization or the Plan.
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary—Tax Consequences” and “Information about the Reorganization—Federal Income Tax Consequences” in this Prospectus/Information Statement.
The Funds are money market mutual funds that seek to maintain a NAV of $1.00 per Share. The investment objective of each of the Funds is to provide current income consistent with stability of principal. For a comparison of the investment objectives, policies, limitations and risks of PMOF with those of MMM, see the section entitled “Summary—Comparison of Investment Objectives, Policies and Risks” in this Prospectus/Information Statement.

This Prospectus/Information Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. This Prospectus/Information Statement is accompanied by the Prospectuses for MMM, dated September 30, 2013, and March 14, 2014 which are incorporated herein by reference. The Statement of Additional Information dated April 1, 2014 relating to this Prospectus/Information Statement contains additional information and has been filed by MMM with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Information Statement):
1. Statements of Additional Information for MMM dated September 30, 2013 and March 14, 2014 (File Nos. 33-31602 and 811-5950);
2. Annual Report for PMOF dated July 31, 2013 (File Nos. 33-31602 and 811-5950);
3. Annual Report for MMM dated July 31, 2013 (File Nos. 33-31602 and 811-5950);
4. Semi-Annual Report for PMOF dated January 31, 2013 (File Nos. 33-31602 and 811-5950);
5. Semi-Annual Report for MMM dated January 31, 2013 (File Nos. 33-31602 and 811-5950).
The Board of Trustees has fixed March 31, 2014 as the Record Date for determination of shareholders receiving this Prospectus/Information Statement. This Prospectus/Information Statement is expected to be sent to shareholders of PMOF, on or about April 22, 2014.
Copies of these materials and other information about PMOF and MMM may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous page. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202)551-8090. Reports and other information about PMOF and MMM are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.
Important Notice Regarding the Availability of Registration Materials. This Prospectus/Information Statement is available on the Internet at [NEED TO CONFIRM WITH FEDERATED WHERE THIS WILL BE AVAILABLE]. On this website, you also will be able to access any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/INFORMATION STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, or incorporated by reference into this Prospectus/Information Statement. A form of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which the reorganization (the “Reorganization”) will be conducted is attached to this Prospectus/Information Statement as Annex A. The Prospectuses of MMM accompany this Prospectus/Information Statement.
Under the Plan, PMOF will transfer all, or substantially all, of its assets (except for deferred or prepaid expenses, and amounts reserved for payment of PMOF's liabilities and any additional cash received by PMOF after the Closing Date in excess of PMOF's liabilities recorded on PMOF's books on or before the Closing Date that is retained by the Adviser) to MMM in exchange solely for Institutional Shares, Service Shares and Capital Shares of MMM. PMOF will be required to discharge all of its respective liabilities and obligations prior to consummation of the Reorganization. MMM is expected to be the accounting survivor of the Reorganization. MMM's Institutional Shares, Service Shares and Capital Shares will be distributed pro rata by PMOF to its shareholders in complete liquidation and dissolution of PMOF. As a result of the Reorganization, each shareholder of PMOF's Institutional Shares, Service Shares and Capital Shares will become the shareholder of Institutional Shares, Service Shares and Capital Shares of MMM having a total NAV equal to the total NAV of the shareholder's holdings in PMOF on the date of the Reorganization (the “Closing Date”).
After the liquidating distribution is made by PMOF, PMOF will have no shares of the Fund outstanding. Prior to the Reorganization it is anticipated that PMOF will purchase only the highest rated securities, or their equivalents, to better align the PMOF portfolio with MMM and to facilitate the liquidation of PMOF. PMOF may incur expenses associated with these transactions, which are not anticipated to be significant. PMOF may also stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date in order to facilitate the transfer of its portfolio securities to MMM as part of the Reorganization. As soon as practicable after the distribution and liquidation of PMOF described above, PMOF will take steps to wind up its affairs.
The investment adviser for MMM and PMOF is Federated Investment Management Company (the “Adviser”).
The Reorganization is expected to be a tax-free Reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As discussed in more detail below in this Prospectus/Information Statement, the investment objectives of MMM and PMOF are identical as each of the Funds seeks to provide current income consistent with stability of principal. While the investment strategies of the Funds are identical, differences exist in the implementation of the strategy primarily relating to the fact that MMM invests exclusively in the highest rated securities or the equivalent thereof. There are no material differences in the purchase, redemption and exchange rights and procedures, and dividend and distribution policies, of the Funds, which are also described below in this Prospectus/Information Statement. Also, the principal risks of the Funds are the same. For more information on the comparison of the investment objectives, policies, and risks of PMOF and MMM, see the section entitled “Summary- Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Information Statement. More information concerning PMOF's shares, as compared to MMM's shares, is included in this Prospectus/Information Statement in the sections entitled “Summary – Procedures for Purchasing, Redeeming and Exchanging Shares,” “Summary- Comparative Fee Tables,” and “Information about the Reorganization – Description of the MMM's Share Classes and Capitalization.” Shareholders should review this Prospectus/Information Statement carefully for further information on the Funds' objectives, policies and procedures, as well as the tax consequences of the Reorganization and other considerations relating to the Funds and the Reorganization.
The Financial Highlights for PMOF and MMM are attached to this Prospectus/Information Statement as Annex B.
For more complete information, please read the Prospectuses of MMM and PMOF. The Prospectuses for MMM accompany this Prospectus/Information Statement.
REASONS FOR THE PROPOSED REORGANIZATION
The Board considered the potential benefits and costs of the Reorganization to PMOF and MMM and their respective shareholders. In this regard, the Board reviewed detailed information comparing each Fund, as described herein.
PMOF and MMM are each money market funds that seek to maintain a stable net asset value of $1.00 per share. The Funds have identical investment objectives and investment strategies. However, MMM has lower net expenses on each of its share classes as compared to the respective share class of PMOF. MMM has also obtained a AAA credit rating and invests in only the highest rated securities or the equivalent thereof. Accordingly, it is anticipated that the Reorganization will provide PMOF shareholders with a fund that offers the safety of a AAA credit rating, exposure to only the highest rated securities and their equivalents, and lower net expenses than currently offered by PMOF. The Board of PMOF, including a majority of the trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of

1940, as amended (“1940 Act”), has determined, pursuant to Rule 17a-8 of the 1940 Act, that participation in the Reorganization is in the best interests of PMOF and that the interests of the existing shareholders of PMOF will not be diluted as a result of the Reorganization. The Board of MMM likewise approved the Reorganization on behalf of MMM. Pursuant to Rule 17a-8 of the 1940 Act, the Board of MMM, including a majority of the trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, determined that the Reorganization is in the best interest of MMM and its shareholders, and that the interests of the existing MMM shareholders would not be diluted as a result of the Reorganization.
In considering whether to approve the Reorganization, and reaching the above conclusions, the Board of each Fund took into consideration a number of factors, including:
•	PMOF and MMM have substantially identical investment objectives and primary investment strategies;
•	The lower net expenses of MMM compared to the expenses of PMOF;
•	The fact that MMM has achieved a AAA credit agency rating and invests in only the highest rated securities or the equivalent thereof;
•	The fact that it is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect);
•	That MMM is expected to benefit from the increase in its assets resulting from the Reorganization allowing it the opportunity for better buying leverage in the securities market, enhanced diversification, and greater viability; and
•	That there will be no dilution to shareholders in the transaction, because each PMOF shareholder will become the owner of shares of MMM having a total net asset value equal to the total net asset value of his or her holdings in PMOF on the date of the Reorganization.
With respect to Reorganization-related expenses, the Board of each Fund considered that:
•	MMM will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis;
•	PMOF will pay expenses associated with the Reorganization estimated at $87,400;
•	Given the waiver positions of PMOF and the fact that PMOF is being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay the expenses that PMOF is being asked to pay.
In sum, PMOF shareholders will be receiving shares in a competitive fund with a AAA credit agency rating and with share class net expense ratios below PMOF's share class net expense ratios. PMOF shareholders also will be receiving shares of MMM in a Reorganization transaction that is intended to be tax-free and therefore will experience a more preferable tax result as compared to a liquidation of PMOF.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor PMOF and its shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or PMOF bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates). Based on the information and considerations described above and otherwise in this Prospectus/Information Statement, the Board approved the Reorganization and the Plan on February 13, 2014.
TAX CONSEQUENCES
Tax-Free Reorganization Under The Code
As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either Fund or by PMOF's shareholders. The aggregate tax basis of the shares of MMM received by the PMOF shareholders will be the same as the aggregate tax basis of their shares in PMOF. Prior to the Reorganization, PMOF will distribute to shareholders any previously undistributed ordinary income and net capital gains accumulated prior to the Reorganization. Any such distributions will be taxable to PMOF shareholders. For further discussion, see “Information About the Reorganization—
Federal Income Tax Consequences.”

Distributions and the Treatment of Capital Loss Carryforwards and Realized Gains
As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of PMOF for shares of MMM as a result of the Reorganization. However, shareholders will incur capital gains or losses if they sell their shares of PMOF before the Reorganization becomes effective or sell/exchange their shares of MMM after the Reorganization becomes effective. Shareholders also will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganization.
For example, shareholders will be responsible for any taxes payable in connection with taxable distributions made, if any, by PMOF immediately prior to the Reorganization. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganization. Prior to the Reorganization, the Adviser to PMOF intends to purchase only the highest rated securities, or their equivalents, to better align the portfolio with MMM and to facilitate the liquidation of PMOF. It is anticipated that PMOF will transfer most, if not all, of its portfolio to MMM pursuant to the Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolio of PMOF result in PMOF having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the Reorganization being consummated. Brokerage costs incurred in connection with the Reorganization and the repositioning of PMOF's portfolio are expected to be minimal or non-existent.
As of July 31, 2013, its last fiscal year end for which audited financial statements are available, PMOF had no capital loss carryforward. As of January 9, 2014, PMOF had estimated year-to-date realized gains of approximately $3,039 and total unrealized gains of approximately $158,458. In comparison, MMM had a capital loss carryforward of $67 as of July 31, 2013, its last fiscal year for which audited financial statements are available. To the extent that PMOF would be in a realized net capital gain position prior to the Reorganization, PMOF would make distributions of the capital gains (as well as any other required distributions) prior to the Reorganization being consummated.
Shareholders of PMOF should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, LIMITATIONS AND RISKS
This section will help you compare the investment objectives, policies, limitations and risks of the Funds. The investment objectives, strategies and risks of the Funds are identical. Overall, the Funds' investment limitations are similar except that PMOF may make loans to affiliated investment companies in accordance with SEC exemptive relief.
The differences in the Funds' investment limitations are also discussed below. Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in each of the Fund's prospectuses.
INVESTMENT OBJECTIVES AND POLICIES
MMM and PMOF
The investment objective of each Fund is to provide current income consistent with stability of principal. Each Fund is also a money market fund that seeks to maintain a stable NAV of $1.00 per share. There is no guarantee that either Fund's objectives will be obtained.
Each Fund invests primarily in a portfolio of high-quality, dollar-denominated, fixed-income securities which: (1) are issued by banks, corporations and the U.S. government; and (2) mature in 397 days or less. The Adviser actively manages each Fund's portfolio, seeking to limit the credit risk taken by the Fund and to select investments with enhanced yields.
The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities of each Fund on an ongoing basis by reviewing periodic financial data and ratings of certain nationally recognized statistical rating organizations (NRSROs).
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;
•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and

•	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser structures each respective Fund's portfolio by investing primarily in securities that pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”) and commercial paper to achieve a limited barbell structure. In this structure, the maturities of each Fund's investments tend to be concentrated towards the shorter and longer ends of the maturity range of the respective Fund's investments, rather than evenly spread across the range. The Adviser generally adjusts each Fund's DWAM by increasing or decreasing the maturities of the investments at the longer end of the barbell. The Adviser generally shortens the Fund's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.
Each Fund: (1) maintains a DWAM of 60 days or less; and (2) maintains a weighted average life (WAL) of 120 days or less. For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally is the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security is its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit a Fund's ability to invest in Adjustable Rate Securities.
INDUSTRY CONCENTRATION
Neither Fund may purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of such Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Funds will invest more than 25% of their total assets in the financial services industry.
TEMPORARY INVESTMENTS
Each of the Funds may temporarily depart from their principal investment strategies, including the strategy of investing at least 25% of portfolio assets in the financial services industry, by holding cash, shortening the portfolio's DWAM, or investing in any security that is an eligible security for purchase by money market funds. A Fund may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, to help avoid potential losses, or during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. It is possible that such investments could affect the Funds' investment returns and/or the Funds' ability to achieve their investment objectives.
COMPARISON OF RISKS
Because each Fund has identical investment objectives and policies, their principal risks are also the same. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds. An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
The primary factors that may negatively impact each Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce each Fund's daily dividends include:
•	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
•	Counterparty Credit Risk. A party to a transaction involving a Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Liquidity Risk. Liquidity risk is the risk that a Fund will experience significant net redemptions of Fund Shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.
•	Sector Risk. A substantial part of each Fund's portfolio may be comprised of securities issued by companies in the financial services industry. As a result, each Fund will be more susceptible to any economic, business, political or other developments which generally affect these companies.
•	Credit Enhancement Risk. The securities in which the Funds invest may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit enhanced by the same credit enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such a credit enhancement provider.
•	Risk of Foreign Investing. Because each Fund invests in securities issued by foreign companies, the Funds may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
•	Prepayment Risk. The Funds may invest in asset-backed and mortgage-backed securities, which may be subject to prepayment risk. If interest rates fall, and unscheduled prepayments on such securities accelerate, the Funds will be required to reinvest the proceeds at the lower interest rates then available.
•	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, each Fund must invest the proceeds at prevailing market yields or hold cash. If a Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, each Fund retains the discretion to close to new investments. However, the Funds are not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Risk Associated with use of Amortized Cost. In the unlikely event that each Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Additional Factors Affecting Yield. There is no guarantee that a Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, each Fund's yield will vary.
•	Technology Risk. The Adviser uses various technology in managing the Funds, consistent with its investment objective and strategy described in this Prospectus/Information Statement. For example, proprietary and third-party data and systems are utilized to support decision making for the Funds. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
COMPARISON OF INVESTMENT LIMITATIONS
Each Fund has fundamental investment limitations which cannot be changed without shareholder approval. Each Fund also has non-fundamental investment limitations which may be changed by the relevant Fund's board without shareholder approval.
The fundamental investment limitations of the Funds are substantially similar; however, there is a difference in the fundamental limitation regarding lending. The non-fundamental limitations are the same.
The following chart compares the fundamental and non-fundamental limitations of MMM and PMOF.
MMM	PMOF
Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.	Diversification (Fundamental)
Same. PMOF also complies with the diversification requirements of Rule 2a-7, which are more rigorous. However, PMOF does not have a non-fundamental policy stating that it will do so.
Borrowing Money and Issuing Senior Securities (Fundamental)
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (“1940 Act”).	Borrowing Money and Issuing Senior Securities (Fundamental) Same

MMM	PMOF
Investing in Real Estate (Fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Investing in Real Estate (Fundamental) Same
Investing in Commodities (Fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (Fundamental) Same
Underwriting (Fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	Underwriting (Fundamental) Same
Lending (Fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.	Lending (Fundamental)
The Fund may not make loans except it may make loans to affiliated investment companies in accordance with SEC exemptive relief. This restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements and/or derivative contracts, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.
Concentration (Fundamental)
The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in the financial services industry.	Concentration (Fundamental) Same
Investing in Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.	Investing in Illiquid Securities (Non-Fundamental) Same
Pledging Assets (Non-Fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.	Pledging Assets (Non-Fundamental) Same
Purchases on Margin (Non-Fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.	Purchases on Margin (Non-Fundamental) Same
Certain Explanatory Language
Both Funds' SAIs include the following explanatory language concerning their fundamental and non-fundamental limitations:
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be “cash items.”
For purposes of the concentration limitation, the Adviser: (a) deems the financial services industry to include the group of industries in the financial services sector, and the financial services sector to include banks, broker-dealers and financial companies; (b) divides utility companies according to their services (for example, gas, gas transmission, electric and telephone); (c) classifies financial companies according to the end users of their services (for example, automobile finance, bank finance and diversified finance); (d) classifies asset-backed securities according to the underlying assets securing such securities; and (e) deems investment in certain industrial development bonds funded by activities in a single industry to constitute investment in an industry. The Adviser may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party provider used by the Adviser does not assign a classification. The Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.
Each Fund has the following policy related to Regulatory Compliance:
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the “Rule”), which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES
The procedures for purchasing, redeeming and exchanging shares of PMOF are substantially similar to those for purchasing, redeeming and exchanging shares of MMM. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
COMPARATIVE FEE TABLES
Like all mutual funds, each Fund incurs certain expenses in its operations. These expenses may include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.
You will not pay any sales charges in connection with the Reorganization.
Set forth in the tables below is information regarding the fees and expenses incurred by Institutional Shares, Service Shares and Capital Shares of MMM and PMOF and the anticipated pro forma fees for the Institutional Shares, Service Shares and Capital Shares of MMM after giving effect to the Reorganization. It is anticipated that MMM will be the accounting survivor after the Reorganization.
Federated Prime Management Obligations Fund-Institutional shares–Federated Money Market Management-institutional shares
Fees and Expenses
This table describes (1) the actual fees and expenses for the Institutional Shares (IS ) of PMOF for the fiscal year ended July 31, 2013; (2) the actual fees and expenses for the Institutional Shares (IS) of MMM for the fiscal year ended July 31, 2013; and (3) the pro forma fees and expenses of the Institutional Shares (IS) of MMM on a combined basis after giving effect to the Reorganization.

Shareholder Fees	Federated Prime Management Obligations Fund–IS	Federated Money Market Management–IS	Federated Money Market Management–IS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.10%[1]	1.16%[1]	0.11%[1]
Total Annual Fund Operating Expenses	0.30%	1.36%	0.31%
Fee Waivers and/or Expense Reimbursements	0.10%[2]	1.21%[3]	0.16%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.20%	0.15%	0.15%
1	The Fund may incur or charge shareholder services/account administration fees on its IS class of up to a maximum of 0.25%. No such fees are currently incurred or charged by the IS class of the Fund. The IS class of the Fund will not incur or charge such fees until such time as approved by the Fund's Board of Trustees (the “Trustees”).
2	Federated Prime Management Obligations Fund's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
3	Effective February 14, 2014, Federated Money Market Management's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's IS class (after the voluntary waivers and/or reimbursements) will not exceed 0.15% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) April 1, 2015, or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increase prior to the Termination Date with the agreement of the Trustees.
Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Prime Management Obligations Fund–IS	$31	$97	$169	$381
Federated Money Market Management–IS	$138	$431	$745	$1,635
Federated Money Market Management–IS, Pro Forma Combined	$32	$100	$124	$393

Federated Prime Management Obligations Fund-service shares–Federated Money Market Management-service shares
Fees and Expenses
This table describes (1) the actual fees and expenses for the Service Shares (SS) of PMOF for the fiscal year ended July 31, 2013; (2) the anticipated fees and expenses for the Service Shares (SS) of MMM for the fiscal year ended July 31, 2014; and (3) the pro forma fees and expenses of the Service Shares (SS) of MMM on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Prime Management Obligations Fund–SS	Federated Money Market Management–SS	Federated Money Market Management–SS Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.56%	0.56%	0.56%
Fee Waivers and/or Expense Reimbursements	0.11%[1]	0.16%[2]	0.16%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.45%	0.40%	0.40%
1	Federated Prime Management Obligations Fund's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.45% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increase prior to the Termination Date with the agreement of the Fund's Board of Trustees (the “Trustees”).
2	Effective March 14, 2014, Federated Money Market Management's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's SS class (after the voluntary waivers and/or reimbursements) will not exceed 0.40% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) April 1, 2015; or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increase prior to the Termination Date with the agreement of the Trustees
Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Prime Management Obligations Fund–SS	$57	$179	$313	$701
Federated Money Market Management–SS	$57	$179	$313	$701
Federated Money Market Management–SS, Pro Forma Combined	$57	$179	$313	$701

Federated Prime Management Obligations Fund-capital shares–Federated Money Market Management-capital shares
Fees and Expenses
This table describes (1) the actual fees and expenses for the Capital Shares (CAP) of PMOF for the fiscal year ended July 31, 2013; (2) the anticipated fees and expenses for the Capital Shares (CAP) of MMM for the fiscal year ended July 31, 2014; and (3) the pro forma fees and expenses of the Capital Shares (CAP) of MMM on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Prime Management Obligations Fund–CAP	Federated Money Market Management–CAP	Federated Money Market Management–CAP Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.20%	0.20%	0.20%
Distribution (12b-1) Fee	None	None	None
Other Expenses	0.35%	0.36%	0.36%
Total Annual Fund Operating Expenses	0.55%	0.56%	0.56%
Fee Waivers and/or Expense Reimbursements	0.25%[1]	0.31%[2]	0.31%[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.30%	0.25%	0.25%
1	Federated Prime Management Obligations Fund's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.30% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) October 1, 2014; or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increase prior to the Termination Date with the agreement of the Fund's Board of Trustees (the “Trustees”).
2	Effective March 14, 2014, Federated Money Market Management's adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's CAP class (after the voluntary waivers and/or reimbursements) will not exceed 0.25% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) April 1, 2015, or (b) the date of the Fund's next effective prospectus. While the Fund's adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increase prior to the Termination Date with the agreement of the Trustees
Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Prime Management Obligations Fund–CAP	$56	$176	$307	$689
Federated Money Market Management–CAP	$57	$179	$313	$701
Federated Money Market Management–CAP, Pro Forma Combined	$57	$179	$313	$701

COMPARISON OF POTENTIAL RISKS AND RETURNS: PERFORMANCE INFORMATION
The performance information shown below will help you analyze PMOF's and MMM's investment risks in light of their historical returns. The bar charts compare the potential risks and returns of investing in each Fund. The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund's Share Class performance on a calendar year-to-year basis. The average annual total return tables show returns averaged over the stated periods for the calendar period ended December 31, 2013.
Federated Prime Management Obligations Fund–Institutional Shares
Risk/Return Bar Chart
The Fund's IS class total return for the six-month period from January 1, 2013 to June 30, 2013, was 0.05%.
Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 1.33% (quarter ended September 30, 2007). Its lowest quarterly return was 0.03% (quarter ended September 30, 2011).
Average Annual Total Return Table
The following table represents PMOF's IS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.09%
5 Years	0.23%
Since Inception (8/11/2004)	1.97%
The Fund's IS class 7-Day Net Yield as of December 31, 2013, was 0.06%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Prime Management Obligations Fund–Service Shares
Risk/Return Bar Chart
The Fund's SS class total return for the six-month period from January 1, 2013 to June 30, 2013, was 0.00%.
Within the periods shown in the bar chart, the Fund's SS class highest quarterly return was 1.26% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2012).

Average Annual Total Return Table
The following table represents the PMOF's SS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.11%
Since Inception (1/18/2005)	1.77%
The Fund's SS class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Prime Management Obligations Fund–Capital Shares
Risk/Return Bar Chart
The Fund's CAP class total return for the six-month period from January 1, 2013 to June 30, 2013, was 0.01%.
Within the periods shown in the bar chart, the Fund's CAP class highest quarterly return was 1.30% (quarter ended September 30, 2007). Its lowest quarterly return was 0.00% (quarter ended September 30, 2011).
Average Annual Total Return Table
The following table represents the PMOF's CAP class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.02%
5 Years	0.19%
Since Inception (1/18/2005)	1.88%
The Fund's CAP class 7-Day Net Yield as of December 31, 2013, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Federated Money Market Management–Institutional Shares
Risk/Return Bar Chart
The Fund's IS class total return for the six-month period from January 1, 2013 to June 30, 2013, was 0.04%.
Within the period shown in the bar chart, the Fund's IS class highest quarterly return was 0.38% (quarter ended March 31, 2009). Its lowest quarterly return was 0.00% (quarter ended December 31, 2012).
Average Annual Total Return Table
The following table represents MMM's IS class Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.05%
Start of Performance (7/28/2008)	0.44%
The Fund's IS class 7-Day Net Yield as of December 31, 2013, was 0.02%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Money Market Management–Service Shares
The total returns shown below are for an existing class of shares (Eagle Shares) offered by MMM. The Eagle Shares are not part of the Reorganization. The total returns for Eagle Shares are disclosed below because the Service Shares will not commence operations until on or about March 14, 2014. These total returns would be substantially similar to the annual returns for the Service Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. The bar chart shows the variability of MMM's Eagle Shares total returns on a calendar year end basis.
Risk/Return Bar Chart
The Fund's EAG class total return for the six-month period from January 1, 2013 to June 30, 2013, was 0.00%.
Within the periods shown in the bar chart, the Fund's EAG class highest quarterly return was 1.13% (quarter ended December 31, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2012).

Average Annual Total Return Table
The MMM Service Shares are expected to commence operations on or about March 14, 2014. The following table represents MMM's Eagle Shares Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.00%
5 Years	0.14%
10 Years	1.41%
The Fund's EAG class 7-Day Net Yield as of December 31, 2013, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Money Market Management–Capital Shares
The total returns shown below are for an existing class of shares (Eagle Shares) offered by MMM. The Eagle Shares are not part of the Reorganization. The total returns for Eagle Shares are disclosed below because the Capital Shares will not commence operations until on or about March 14, 2014. These total returns would be substantially similar to the annual returns for the Capital Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the Capital Shares will be lower than those of the Eagle Shares. The bar chart shows the variability of MMM's Eagle Shares total returns on a calendar year end basis.
Risk/Return Bar Chart
The Fund's EAG class total return for the six-month period from January 1, 2013 to June 30, 2013, was 0.00%.
Within the periods shown in the bar chart, the Fund's EAG class highest quarterly return was 1.13% (quarter ended December 31, 2007). Its lowest quarterly return was 0.00% (quarter ended December 31, 2013).
Average Annual Total Return Table
The MMM Capital Shares are expected to commence operations on or about March 14, 2014. The following table represents MMM's Eagle Shares Average Annual Total Returns for the calendar period ended December 31, 2013.
Calendar Period	Fund
1 Year	0.00%
5 Years	0.14%
10 Years	1.41%
The Fund's EAG class 7-Day Net Yield as of December 31, 2013, was 0.00%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Financial Highlights
The Financial Highlights for PMOF and MMM are included as Annex B to this Prospectus/Information Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The fiscal year end of MMM is July 31. As MMM Service Shares and MMM Capital Shares first fiscal year will end on July 31, 2014, audited financial information for MMM Service Shares and MMM Capital Shares is not available as of the date of this Prospectus/Information Statement. The Financial Highlights information shown in Annex B is for the MMM Eagle Shares and is for illustrative purposes only. Please note, however, that the Eagle Shares are subject to different fees and expenses than the MMM Service Shares and MMM Capital Shares, and therefore the financial performance is expected to differ accordingly.
For PMOF, the information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For MMM, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.
INVESTMENT ADVISER
The Board governs the Funds and selects and oversees the Adviser, which serves as the investment adviser to both PMOF and MMM. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Funds. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 137 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $376.1 billion in assets under management as of December 31, 2013. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 6,000 investment professionals and institutions.
The Adviser advises approximately 106 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $254.4 billion in assets as of December 31, 2013.
ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES
PMOF and MMM pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary—Comparative Fee Tables” in this Prospectus/Information Statement.
Investment Advisory Fees
Both PMOF's and MMM's investment advisory contracts provide for payment to the Adviser of an annual investment advisory fee of 0.20% of the Funds' average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse PMOF and MMM for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Fees and Example” tables found in the “Comparative Fee Tables” section of this Prospectus/Information Statement. A discussion of the Board's review of each Fund's investment advisory contract is available in each Fund's shareholder reports as they are produced.
Administrative Fees
Federated Administrative Services (FAS), an affiliate of the Adviser, serves as administrator to both PMOF and MMM and provides certain administrative personnel and services as necessary. FAS provides these services at an annual rate based on the average aggregate daily net assets of each Fund and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion.

Service Fees
Each Fund is a party to a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net assets of PMOF and of MMM Shares to financial intermediaries, or to Federated Shareholder Services Company, a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account it is not eligible to also receive Account Administration Fees on the same account.
The IS class of MMM has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
The IS class of PMOF has no present intention of paying, accruing or incurring any such Service Fees until such time as approved by the Fund's Board of Trustees.
Account Administration Fees
Each Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to each Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The IS class of MMM has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
The IS class of PMOF has no present intention of paying, accruing or incurring any such Account Administration Fees until such time as approved by the Fund's Board of Trustees.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Fund's shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Fund and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments to Financial Intermediaries
The Fund's distributor, Federated Securities Corp. (the “Distributor”), may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to the Funds' shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Funds' Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the relevant Fund's prospectus and described above because they are not paid by the Fund.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments, of administrative fees and/or service fees and/or account administration fees and/or recordkeeping fees and/or networking fees, made by the Funds to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Funds' Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Funds' Distributor or the Fund and any services provided.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICIES
The transfer agent and dividend-disbursing agent for each Fund are State Street Bank and Trust Company. Procedures for the purchase, redemption and exchange of PMOF's shares are the same as those applicable to the purchase, redemption and exchange of MMM's shares. Reference is made to the Prospectuses of PMOF, dated September 13, 2013 and MMM, dated September 30, 2013 and March 14, 2014, each of which is incorporated herein by reference, for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of PMOF's shares and MMM's shares, respectively. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds' shares.
Purchases
MMM and PMOF
Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, each Fund calculates a market-based NAV per Share on a periodic basis. Neither Fund can guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.
You can purchase, redeem or exchange the Funds' Shares any day the New York Stock Exchange is open.
When a Fund receives your transaction request in proper form (as described in the Fund's Prospectus), it is processed at the next determined NAV. NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. Purchases of the Funds' shares may be made through a financial intermediary, directly from the Fund or through an exchange of another Federated fund that does not have a stated sales charge or contingent deferred shares charge, except Federated Liberty U.S. Government Money Market Trust and Class R Shares (for exchanges, you must meet the minimum initial investment requirements for purchasing shares (if applicable) and both accounts must have identical registrations.
Once you have opened your account, purchases may also be made by Automated Clearing House (ACH), whereby additional shares are purchased through a depository institution that is an ACH member. Each Fund reserves the right to reject any request to purchase or exchange shares.
The required minimum investment amounts for the Institutional Shares, Service Shares and Capital Shares of each Fund are $500,000 for initial investments. There are no required subsequent investment amounts.
You may purchase Shares through a Systematic Investment Program (SIP). Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the applicable Fund or your financial intermediary. The minimum amount for SIPs is $50.
You may establish Payroll Deduction/Direct Deposit arrangements for investments into a Fund by either calling a Client Service Representative at 1-800-341-7400 or by completing the appropriate form, which is available on FederatedInvestors.com under Customer Service/Account Management Help/Change Account Information. You will receive a confirmation when this service is available.
Shareholders of PMOF as of the Closing Date will not be subject to a minimum initial investment amount with respect to the Shares of MMM issued as of the Closing Date as part of the Reorganization only. Such shareholders will be subject to any applicable subsequent investment minimum amounts, as well as to MMM's “Accounts with Low Balances” policy.
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $500,000. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.
Redemptions and Exchanges
MMM and PMOF
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from the Fund by telephone or by mailing a written request.
The following describes limitations on redemption proceeds which are applicable to both MMM and PMOF.

Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form. The Fund may delay the payment of redemption proceeds in the following circumstances:
•	to allow your purchase to clear (as discussed below); or
•	during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks).
In addition, the Fund may suspend redemptions, or delay the payment of redemption proceeds, in the following circumstances:
•	during any period when the NYSE is closed or restricted (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE);
•	during any period in which there are emergency conditions, including, for example: (1) when disposal of the securities owned by the Fund is not reasonably practicable; (2) it is not reasonably practicable for the Fund to fairly determine the net asset value of its shares; or (3) liquidation of the Fund, as provided in Section 22(e), and the rules thereunder, of the Investment Company Act of 1940; or
•	during any period that the SEC may by order permit for your protection.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.
You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.
Each Fund has an exchange privilege that allows shareholders to exchange shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Federated Liberty U.S. Government Money Market Trust and Class R Shares. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Each Fund may modify or terminate the exchange privilege at any time. The Funds reserve the right to reject any request to exchange shares.
Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the appropriate Fund. The account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Dividends
PMOF and MMM declare any dividends daily and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for each Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com.
From time to time, the Funds may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
If you have elected to receive dividends and/or capital gain distributions in cash and your check is returned by the postal or other delivery service as “undeliverable,” or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional Shares. No interest will accrue on amounts represented by uncashed distribution checks.

Tax Information
The Funds send an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares.
PMOF and MMM fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
Frequent Trading
Given the short-term nature of each Fund's investments and the use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of each Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds' portfolio and its performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
Portfolio Holdings Disclosure Policies
Each Fund's Statement of Additional Information (SAI) contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.
INFORMATION ABOUT THE REORGANIZATION
DESCRIPTION OF THE AGREEMENT AND THE PLAN OF REORGANIZATION
The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or after June 6, 2014. On the Closing Date, all, or substantially all, of the assets (except for deferred or prepaid expenses, and amounts reserved for payment of PMOF's liabilities and any additional cash received by PMOF after the Closing Date in excess of PMOF's liabilities recorded on PMOF's books on or before the Closing Date that is retained by the Adviser) of PMOF will be transferred to MMM. In exchange for the transfer of these assets, MMM will simultaneously issue to PMOF a number of full and fractional Shares of MMM equal in value to the aggregate NAV of the Institutional Shares, Service Shares and Capital Shares of PMOF, as applicable, calculated as of 5:00 p.m. on the Closing Date.
The value of PMOF's assets to be acquired by MMM shall be the value of such assets at the Closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) (i.e., amortized cost) and in accordance with the valuation procedures established under such rule by the Board of MMM. PMOF and MMM utilize the same pricing services for securities valuation and the valuation procedures of the PMOF and MMM are identical. Consequently, it currently is not anticipated that, under normal circumstances, the use of MMM's valuation procedures will result in any material revaluation of PMOF's assets at the time of the Reorganization.
MMM will be the accounting survivor to the Reorganization. PMOF will discharge all of its liabilities and obligations prior to consummation of the Reorganization. Following the transfer of its assets in exchange for Institutional Shares, Service Shares and Capital Shares of MMM, PMOF will distribute Institutional Shares, Service Shares and Capital Shares of MMM pro rata to PMOF shareholders of record of Institutional Shares, Service Shares and Capital Shares in complete liquidation of PMOF. Shareholders of PMOF owning shares on the Closing Date of the Reorganization will receive that number of Shares of MMM having the same aggregate value as the shareholder had in PMOF immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of PMOF's shareholders on the share records of MMM's transfer agent. MMM does not issue share certificates to shareholders. Following the consummation of the Reorganization, PMOF will then take steps to wind up its affairs and to dissolve.

The transfer of shareholder accounts from PMOF to MMM will occur automatically. It is not necessary for PMOF shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.
The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by PMOF and MMM of an opinion to the effect that the Reorganization will be tax-free to PMOF, its shareholders and MMM. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interests of the shareholders of PMOF or MMM, respectively.
Cost of the Reorganization
PMOF and MMM will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Plan and as summarized below. Reorganization expenses are anticipated to include, without limitation: expenses associated with the preparation and filing of this Prospectus/Information Statement; postage; printing; auditor/accounting fees; legal fees incurred by each Fund; and other related administrative or operational costs. PMOF will pay for the expenses of the Reorganization, which are estimated to be approximately $87,400; provided, however, that MMM will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis. Given the large waiver positions of PMOF and MMM, and the fact that PMOF and MMM are being operated at their applicable voluntary expense caps, it is anticipated that the Adviser or its affiliates will indirectly pay the expenses that PMOF and MMM are being asked to bear.
The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
DESCRIPTION OF MMM'S SHARE CLASSES AND CAPITALIZATION
The Institutional Shares, Service Shares and Capital Shares of MMM to be issued to the shareholders of PMOF's Institutional Shares, Service Shares and Capital Shares under the Plan will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectuses of MMM provided herewith for additional information about Institutional Shares, Service Shares and Capital Shares of MMM.
The following table sets forth the unaudited capitalization of PMOF's Institutional Shares, Service Shares and Capital Shares and MMM's Institutional Shares, Service Shares and Capital Shares as of July 31, 2013, and on a pro forma combined basis after giving effect to the Reorganization as of that date:
Fund	Total Net Assets*	Shares Outstanding	Net Asset Value Per Share
Federated Prime Management Obligations Fund–Institutional Shares	$695,138,238	695,133,013	$1.00
Share Adjustment	—	—
Federated Money Market Management–Institutional Shares	$100	100	$1.00
Federated Money Market Management, Pro Forma Combined–Institutional Shares	$695,138,338	695,133,113	$1.00
Federated Prime Management Obligations Fund–Service Shares	$863,454,937	863,448,561	$1.00
Share Adjustment	—	—
Federated Money Market Management–Service Shares	$0	0	$1.00
Federated Money Market Management, Pro Forma Combined–Service Shares	$863,454,937	863,448,561	$1.00
Federated Prime Management Obligations Fund–Capital Shares	$348,152,954	348,150,359	$1.00
Share Adjustment	—	—
Federated Money Market Management–Capital Shares	$0	0	$1.00
Federated Money Market Management, Pro Forma Combined–Capital Shares	$348,152,954	348,150,359	$1.00
*	Does not reflect additional $19,983,385 of net assets of Federated Money Market Management represented by Eagle Shares.
FEDERAL INCOME TAX CONSEQUENCES
As a condition to the Reorganization, each Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•	the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and PMOF and MMM each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by MMM upon its receipt of PMOF's assets in exchange for Institutional Shares, Service Shares and Capital Shares of MMM;
•	no gain or loss will be recognized by PMOF upon transfer of its assets to MMM solely in exchange for the Institutional Shares, Service Shares and Capital Shares of MMM or upon the distribution of MMM Institutional Shares, Service Shares and Capital Shares to PMOF's shareholders in exchange for their PMOF Institutional Shares, Service Shares and Capital Shares;
•	no gain or loss will be recognized by shareholders of PMOF upon exchange of their PMOF Institutional Shares, Service Shares and Capital Shares for MMM Institutional Shares, Service Shares and Capital Shares;
•	the tax basis of the assets of PMOF in the hands of MMM will be the same as the tax basis of such assets to PMOF immediately prior to the Reorganization;
•	the aggregate tax basis of MMM Institutional Shares, Service Shares and Capital Shares received by each shareholder of PMOF pursuant to the Reorganization will be the same as the aggregate tax basis of the Institutional Shares, Service Shares and Capital Shares of PMOF held by such shareholder immediately prior to the Reorganization;
•	the holding period of MMM's Institutional Shares, Service Shares and Capital Shares received by each shareholder of PMOF will include the period during which PMOF's Institutional Shares, Service Shares and Capital Shares exchanged therefore were held by such shareholder, provided the Institutional Shares, Service Shares and Capital Shares of PMOF were held as capital assets on the date of the Reorganization; and
•	the holding period of the assets of PMOF in the hands of MMM will include the period during which those assets were held by PMOF.
The opinion provided in connection with the Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request, and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of the Reorganization on PMOF, MMM or any shareholder of PMOF with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with the Reorganization cannot be waived by either Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of PMOF would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her PMOF shares and the fair market value of MMM shares received in exchange therefore.
PMOF may dispose of portfolio securities in the ordinary course of business prior to the Reorganization (which may result in the realization of capital gains). Before the Reorganization, PMOF will distribute any ordinary income and net capital gains to shareholders. Any such distributions will be taxable to shareholders.
See the discussion entitled “Summary—Tax Consequences” in this Prospectus/Information Statement for further information regarding the tax consequences of the Reorganization. Shareholders of PMOF should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
Both Funds are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. MMM and PMOF were established under the laws of the Commonwealth of Massachusetts. Both Funds are governed by a Declarations of Trust, Bylaws and the Board, in addition to applicable state and federal law. The rights of shareholders of MMM and PMOF are set forth in the Declaration of Trust and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of MMM and shareholders of PMOF. Each Fund may be referred to as a “Trust” in the chart below.
CATEGORY	SHAREHOLDER RIGHTS MMM	SHAREHOLDER RIGHTS PMOF
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same

CATEGORY	SHAREHOLDER RIGHTS MMM	SHAREHOLDER RIGHTS PMOF
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of the same class of other Federated mutual funds as provided in the prospectuses of MMM and PMOF)	None	Same
Same
Annual Meeting	Not required	Same
Right to Call Shareholder Meetings	Shall be called upon written notice of at least 10% of the outstanding shares of all series and classes entitled to vote at the meeting. If the Secretary shall fail to call any meeting of shareholders for a period of two days after receipt of notice, the requesting shareholders may call the meeting.	Same
Notice of Meeting	Notice must be given by the Secretary of the Trust at least 15 days before the meeting.	Same
Record Date for Meetings	The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders.	Same
Quorum for Meetings	Except when otherwise required by law, the presence in person or by proxy of the holders of 25% percent of the shares entitled to vote constitutes a quorum at any meeting of shareholders.	Same
Vote Required for Election of Trustees	A plurality of votes cast shall elect a Trustee.	Same
Adjournment of Meetings	In the absence of a quorum, a plurality of the shares present in person or by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.	Same
Removal of Trustees by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares	Same
Personal Liability of Officers and Trustees	Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.	Same
Personal Liability of Shareholders	Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect (or indemnify) or reimburse the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.	Same

CATEGORY	SHAREHOLDER RIGHTS MMM	SHAREHOLDER RIGHTS PMOF
Right of Inspection	Under Massachusetts law, and under the Bylaws of the Trust, the trustees of a Massachusetts business trust may from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust maintained on behalf of each series and class of shares of the Trust or any of them may be open to the inspection of the shareholders of any series or class; and no shareholder may have right to inspect any account or book or document of the Trust except that, to the extent such account or book or document relates to the series or class in which he is a shareholder or the Trust generally, such shareholder will have such right of inspection as conferred by laws or authorized by the Trustees or by the resolution of the shareholders of the relevant series or class..	Same
Number of Authorized Shares; Par Value	Unlimited; No Par Value	Same
INFORMATION ABOUT PMOF AND MMM
WHERE TO FIND ADDITIONAL INFORMATION
Information about PMOF is included in its Prospectus and SAI dated September 30, 2013, each of which is incorporated herein by reference. Information about MMM is included in its Prospectuses and its SAIs dated September 30, 2013 and March 14, 2014, each of which is incorporated herein by reference. Copies of the Prospectuses for MMM accompany this Prospectus/Information Statement. Copies of the SAI of MMM, the Prospectuses and SAI of PMOF and the SAI dated April 1, 2014, relating to this Prospectus/Information Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of PMOF and MMM are also available electronically at Federated's website at www.FederatedInvestors.com.
PMOF and MMM are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website http://www.sec.gov.
ABOUT THE INFORMATION STATEMENT
This Prospectus/Information Statement is expected to be mailed on or about April 22, 2014, to shareholders of record at the close of business on March 31, 2014 (the “Record Date”).
PMOF's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2013, was previously mailed to shareholders of PMOF. MMM's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2013, was previously mailed to shareholders of MMM. PMOF and MMM will promptly provide, without charge and upon request, to each person to whom this Prospectus/Information Statement is delivered, a copy of their Annual Report, which may be requested by writing to the Funds' principal executive officers or by calling the Fund. The principal executive office of each Fund is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561. This document, as well as additional information about the Funds (including portfolio holdings, performance, and distributions), is also available on the website for each Fund. The website for both Funds is www.FederatedInvestors.com. The toll-free telephone number for both Funds is 1-800-341-7400.

SHARE OWNERSHIP OF THE FUNDS
As of March 31, 2014, PMOF had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Prime Management Obligations Fund.	Institutional Shares
Federated Prime Management Obligations Fund	Service Shares
Federated Prime Management Obligations Fund	Capital Shares
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of PMOF management, as of March 31, 2014, the following entities held beneficially or of record more than 5% of PMOF's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Prime Management Obligations Fund.-Institutional Shares
Federated Prime Management Obligations Fund-Service Shares
Federated Prime Management Obligations Fund-Capital Shares
Officers and Trustees of PMOF own less than 1% of each class of PMOF's outstanding shares.
[25% information if applicable]
As of March 31, 2014, MMM had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Money Market Management	Institutional Shares
Federated Money Market Management	Service Shares
Federated Money Market Management	Capital Shares
To the knowledge of MMM's management, as of March 31, 2014, the following entities held beneficially or of record more than 5% of MMM's outstanding share classes.
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Money Market Management-Institutional Shares
Federated Money Market Management–Service Shares
Federated Money Market Management-Capital Shares
Officers and Trustees own less than 1% of each class of MMM's outstanding shares.
Shareholders owning 25% or more of outstanding shares may be in control of the Fund of which they are a shareholder and be able to affect the outcome of certain matters presented for a vote of shareholders.
[25% information if applicable]
INTERESTS OF CERTAIN PERSONS
The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.
OTHER MATTERS
PMOF is not required, and does not intend to hold regular annual meetings of shareholders.
Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting. All shareholder communication should be directed to the Corporation's Secretary at 4000 Ericsson Drive, Warrendale, PA 15086-7561.

By Order of the Board of Directors,
John W. McGonigle
Secretary
April 1, 2014

AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _____________, 2014 by and between MONEY MARKET OBLIGATIONS TRUST, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086 (the “Registrant”), on behalf of its series, FEDERATED MONEY MARKET MANAGEMENT (the “Acquiring Fund”), and the Registrant, on behalf of its series, FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund (which offers Institutional Shares, Service Shares and Capital Shares) (the “Acquired Fund Shares”) in exchange solely for shares (Institutional Shares, Service Shares and Capital Shares, respectively), no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares (Institutional Shares, Service Shares and Capital Shares) to the holders of the outstanding shares of the Acquired Fund (Institutional Shares, Service Shares and Capital Shares, respectively), and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Registrant, the Registrant is an open-end, registered management investment company, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Funds are authorized to issue their shares of beneficial interests;
WHEREAS, the Trustees of the Registrant have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Trustees of the Registrant have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional shares of each class of Acquiring Fund Shares determined by multiplying (a) the outstanding shares of each class of the Acquired Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund Shares by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund Shares will receive the corresponding class of Acquiring Fund Shares in exchange for their Acquired Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund. The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund.
The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.

The Reorganization is to occur on the Closing Date, which is expected to be on or after June 6, 2014. On the Closing Date, substantially all of the assets of the Acquired Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Acquired Fund liabilities and any additional cash received by the Acquired Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Acquired Fund's books on or before the Closing Date that is retained by the Acquired Fund's adviser) will be acquired by the Acquiring Fund in exchange solely for shares of the Acquiring Fund equal in value to the aggregate NAV of the Institutional Shares, Service Shares and Capital Shares of the Acquired Fund, as applicable, calculated as of 5:00 p.m., Eastern time, on the Closing Date.
The Acquired Fund is expected to satisfy its liabilities prior to the Closing Date. Accordingly, the Acquired Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses) would not be transferred to the Acquired Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Acquired Fund's books on or before the Closing Date are received by or returned to the Acquired Fund, the Acquired Fund's Adviser and its affiliates may retain such excess funds; any amounts received or returned that are not retained by the Acquired Fund's Adviser would be remitted to the Acquiring Fund.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8 TERMINATION. The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.
ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Registrant.
2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of Trustees of the Registrant.

2.3 SHARES TO BE ISSUED. The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or about June 6, 2014 or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 5:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Registrant or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Registrant, on behalf of the Acquired Fund, represents and warrants, on behalf of the Acquiring Fund, as follows:
1.	The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
2.	The Registrant is registered as an open-end management investment company under the 1940 Act, the Registrant's registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (“1993 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
3.	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

4.	The Acquired Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not result in the violation of, any provision of the Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.
5.	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Acquired Fund will be terminated with respect to the Acquired Fund as of the Closing Date (including any such contracts with affiliated persons of the Acquired Fund).
6.	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Acquired Fund's financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
7.	The audited financial statements of the Acquired Fund as of July 31, 2013 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
8.	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
9.	As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund's knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
10.	The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the Acquired Fund's Board and committees of the Acquired Fund's Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.
11.	The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
12.	All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
13.	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.

14.	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
15.	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
16.	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
17.	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Registrant with respect to the Acquired Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
18.	The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
19.	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts law for the execution of this Agreement by the Registrant, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Registrant, for itself and on behalf of the Acquired Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date. No consent, authority or other approval of the shareholders of the Acquired Fund is required to be obtained in connection with the consummation of the transactions contemplated in this Agreement.
20.	The Acquired Fund, and the Registrant with respect to the Acquired Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, or the Registrant with respect to the Acquired Fund, that would question the right, power or capacity of (a) the Acquired Fund to conduct its business as conducted now or at any time in the past, or (b) the Registrant's ability to enter into this Agreement on behalf of the Acquired Fund or the Acquired Fund's ability to consummate the transactions contemplated by this Agreement.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Registrant, on behalf of the Acquiring Fund, represents and warrants, on behalf of the Acquired Fund, as follows:
1.	The Acquiring Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
2.	The Registrant is registered as an open-end management investment company under the 1940 Act, the Registrant's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund's shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.

3.	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
4.	Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
5.	Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
6.	The audited financial statements of the Acquiring Fund as of July 31, 2013 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
7.	the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this sub-paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
8.	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
9.	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
10.	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
11.	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
12.	The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

13.	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Registrant with respect to the Acquiring Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
14.	The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
15.	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Registrant, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Registrant, for itself and on behalf of the Acquiring Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
16.	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.3 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Registrant's Treasurer.
5.7 PREPARATION OF REGISTRATION STATEMENT. The Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include an information statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the Registration Statement on Form N-14 (the “Registration Materials”), for inclusion therein.
5.8 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Registrant's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Registrant's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Registrant.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund's governing documents. No consent, authorization or approval of the Acquired Fund Shareholders of this Agreement or the transactions contemplated herein shall be required. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. The Registration Statement and Registration Materials shall have been mailed to the Acquired Fund Shareholders consistent with applicable law. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:
1.	The transfer of all or substantially all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
2.	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
3.	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
4.	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
5.	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.
6.	The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Acquired Fund will pay all expenses associated with Acquiring Fund's and Acquired Fund's participation in the Reorganization, provided, however, that the Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Registrant, on behalf of the Acquiring Fund, and the Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund or the Registrant, or their respective Trustees or officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Registrant, on behalf of the Acquired Fund, and the Registrant, on behalf of the Acquiring Fund, and as specifically authorized by the Board of Trustees of the Registrant; no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders without a supplement to the Registration Materials being prepared and mailed to shareholders in accordance with applicable law.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees shareholders, nominees, officers, agents, or employees of the Registrant personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust of the Registrant. The execution and delivery of this Agreement have been authorized by the Trustees of the Registrant on behalf of the Funds and signed by authorized officers of the Registrant, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust of the Registrant.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
Money Market Obligations Trust
on behalf of its portfolio,
Federated Money Market Management
By:
Name: John W. McGonigle
Title: Secretary
Money Market Obligations Trust
on behalf of its portfolio,
Federated Prime Management Obligations Fund
By:
Name: John W. McGonigle
Title: Secretary

Financial Highlights-MMM–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.001	0.004	0.019
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.001	0.004	0.019
Less Distributions:
Distributions from net investment income	—	—	(0.001)	(0.004)	(0.019)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	(0.001)	(0.004)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.05%	0.36%	1.89%
Ratios to Average Net Assets:
Net expenses	0.26%	0.38%	0.32%	0.15%	0.19%
Net investment income	0.00%	0.00%	0.05%	0.36%	0.99%
Expense waiver/reimbursement[3]	1.10%	1.72%	1.45%	1.47%	0.56%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[4]	$0[4]	$0[4]	$0[4]	$0[4]
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than $1,000.

Financial Highlights-MMM–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	0.000[1]	0.001	0.017
Net realized gain (loss) on investments	—	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.000[1]	0.000[1]	0.001	0.017
Less Distributions:
Distributions from net investment income	—	—	(0.000)[1]	(0.001)	(0.017)
Distributions from net realized gain on investments	—	—	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	—	—	(0.000)[1]	(0.001)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%	0.01%	0.11%	1.67%
Ratios to Average Net Assets:
Net expenses	0.30%	0.38%	0.37%	0.40%	0.41%
Net investment income	0.00%	0.00%	0.01%	0.11%	1.71%
Expense waiver/reimbursement[3]	1.31%	1.97%	1.65%	1.47%	1.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,983	$21,750	$23,184	$29,980	$35,007
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights-PMOF–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.001	0.016
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.001	0.016
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.001)	(0.016)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.09%	0.10%	0.15%	1.64%
Ratios to Average Net Assets:
Net expenses	0.29%	0.30%	0.30%	0.29%	0.30%
Net investment income	0.04%	0.09%	0.10%	0.16%	1.56%
Expense waiver/reimbursement[3]	0.11%	0.10%	0.10%	0.11%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$348,153	$322,787	$403,955	$614,863	$893,126
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights-PMOF–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.015
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.015)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.04%	1.49%
Ratios to Average Net Assets:
Net expenses	0.33%	0.38%	0.39%	0.40%	0.45%
Net investment income	0.01%	0.01%	0.01%	0.04%	1.38%
Expense waiver/reimbursement[3]	0.23%	0.17%	0.16%	0.15%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$863,455	$785,594	$860,836	$832,807	$1,350,587
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights-PMOF–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.002	0.002	0.017
Net realized gain (loss) on investments	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.002	0.002	0.017
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Distributions from net realized gain on investments	(0.000)[1]	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.002)	(0.002)	(0.017)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.13%	0.19%	0.19%	0.24%	1.74%
Ratios to Average Net Assets:
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.14%	0.19%	0.20%	0.25%	1.76%
Expense waiver/reimbursement[3]	0.10%	0.10%	0.10%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$695,138	$682,218	$905,645	$1,249,578	$1,117,636
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

C-1

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 60934N112
CUSIP 608919833
CUSIP 608919841
Q452033 (3/14)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
STATEMENT OF ADDITIONAL INFORMATION
April 1, 2014
ACQUISITION OF THE ASSETS OF
FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR INSTITUTIONAL SHARES, SERVICE SHARES AND CAPITAL SHARES OF
FEDERATED MONEY MARKET MANAGEMENT
A Portfolio of Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated April 1, 2014, is not a Prospectus. A Prospectus/Information Statement dated April 1, 2014, related to the above-referenced matter may be obtained from Federated Money Market Management and/or Federated Prime Management Obligations Fund, by writing or calling Federated Money Market Management and/or Federated Prime Management Obligations Fund, at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Information Statement.

1.	Statement of Additional Information of Federated Prime Management Obligations Fund, dated September 30, 2013.
2.	Statement of Additional Information of Federated Money Market Management, dated September 30, 2013.
3.	Audited Financial Statements of Federated Prime Management Obligations Fund, dated July 31, 2013.
4.	Audited Financial Statements of Federated Money Market Management, dated July 31, 2013.
5.	Unaudited Financial Statements ofFederated Prime Management Obligations Fund, dated January 31, 2013.
6.	Unaudited Financial Statement of Federated Money Market Management, dated January 31, 2013.
1

INFORMATION INCORPORATED BY REFERENCE
The Statement of Additional Information of Federated Prime Management Obligations Fund dated September 30, 2013, is incorporated by reference to Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602), which was filed with the Securities and Exchange Commission (SEC) on or about September 26, 2013. A copy may be obtained from the Federated Prime Management Obligations Fund at 1-800-341-7400.
The Statement of Additional Information of Federated Money Market Management dated September 30, 2013, is incorporated by reference to Federated Money Market Management, Post-Effective Amendment No. 141 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the Securities and Exchange Commission on or about September 26, 2013. A copy may be obtained from the Federated Money Market Management at 1-800-341-7400.
The audited financial statements of Federated Prime Management Obligations Fund, dated July 31, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Prime Management Obligations Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 25, 2013.
The audited financial statements of Federated Money Market Management, dated July 31, 2013, are incorporated by reference to the Annual Report to shareholders of Federated Money Market Management, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 25, 2013.
2

PRO FORMA FINANCIAL STATEMENTS FOR THE PERIOD ENDED JULY 31, 2013 (UNAUDITED)
Introduction
The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Prime Management Obligations Fund and Federated Money Market Management (individually referred to as the “Fund” or collectively as the “Funds”), for the period ended July 31, 2013.Federated Prime Management Obligations Fund (the “Acquired Fund”) will be reorganized into Federated Money Market Management (the “Acquiring Fund”) as of the close of business on or about June 6, 2014.For the purposes of these Pro Forma Financial Statements, the financial information covers the period from August 1, 2012 to July 31, 2013.These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2013.
The Pro Forma Financial Statements give effect to the proposed exchange of assets of Institutional Shares, Service Shares and Capital Shares of Federated Prime Management Obligations Fund for Institutional Shares, Service Shares and Capital Shares, respectively, of Federated Money Market Management. Under generally accepted accounting principles, Federated Money Market Management will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.
The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.
3

Federated Prime Management Obligations Fund
Federated Money Market Management
Pro Forma Combining Portfolios of Investments
July 31, 2013 (unaudited)
Federated Prime Management Obligations Fund	Federated Money Market Management	Federated Money Market Management Pro Forma Combined			Federated Prime Management Obligations Fund	Federated Money Market Management	Federated Money Market Management Pro FormaCombined
Principal Amount or Shares					Value
				Asset-Backed Security—0.3%
				Finance - Automotive—0.3%
$6,062,812	$0	$6,062,812		Santander Drive Auto Receivables Trust 2013-3, Class A1, 0.250%, 5/15/2014	$6,062,812	$0	$6,062,812
				Bank Note—3.4%
				Finance - Banking—3.4%
65,000,000	900,000	65,900,000		Bank of America N.A., 0.270% - 0.280%, 9/4/2013 - 10/17/2013	65,000,000	900,000	65,900,000
				Certificates of Deposit—35.5%
				Finance - Banking—35.5%
35,000,000	600,000	35,600,000		BNP Paribas SA, 0.270%, 8/14/2013	35,000,000	600,000	35,600,000
25,000,000	500,000	25,500,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000	500,000	25,500,000
90,000,000	1,000,000	91,000,000		Bank of Tokyo-Mitsubishi UF J Ltd., 0.230% - 0.240%, 8/15/2013-8/27/2013	90,000,000	1,000,000	91,000,000
25,000,000	0	25,000,000		Barclays Bank PLC, 0.230%, 9/27/2013	25,000,000	0	25,000,000
15,000,000	900,000	15,900,000	[1]	Canadian Imperial Bank of Commerce, 0.311%, 8/27/2013	15,000,000	900,000	15,900,000
45,000,000	0	45,000,000		Citibank NA, New York, 0.270%, 8/16/2013 - 8/29/2013	45,000,000	0	45,000,000
51,900,000	500,000	52,400,000		Credit Agricole Corporate and Investment Bank, 0.260% - 0.290%, 10/3/2013 - 11/1/2013	51,900,000	500,000	52,400,000
20,000,000	0	20,000,000		Credit Suisse, Zurich, 0.260%, 9/9/2013	20,000,000	0	20,000,000
25,000,000	900,000	25,900,000		Deutsche Bank AG, 0.22% - 0.230%, 8/27/2013 - 8/29/2013	25,000,000	900,000	25,900,000
29,000,000	0	29,000,000		Fifth Third Bank, Cincinnati, 0.300%, 9/6/2013 - 10/24/2013	29,000,000	0	29,000,000
25,000,000	0	25,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	25,000,000	0	25,000,000
30,000,000	0	30,000,000		Mizuho Bank Ltd., 0.220% - 0.230%, 8/1/2013 - 10/10/2013	30,000,000	0	30,000,000
25,000,000	0	25,000,000		Natixis, 0.230%, 8/22/2013	25,000,000	0	25,000,000
15,000,000	0	15,000,000	[1]	PNC Bank, N.A., 0.497%, 9/20/2013	15,000,000	0	15,000,000
10,000,000	0	10,000,000		Royal Bank of Canada, Montreal, 0.290%, 8/1/2013	10,000,000	0	10,000,000
10,000,000	0	10,000,000	[1]	Royal Bank of Canada, Montreal, 0.320%, 8/1/2013	10,000,000	0	10,000,000
40,000,000	500,000	40,500,000		Societe Generale, Paris, 0.240% - 0.26%, 9/27/2013 - 10/17/2013	40,000,000	500,000	40,500,000
75,000,000	0	75,000,000		Standard Chartered Bank PLC, 0.210% - 0.220%, 9/19/2013 - 10/16/2013	75,000,000	0	75,000,000
87,000,000	1,000,000	88,000,000		Sumitomo Mitsui Banking Corp., 0.240%, 9/4/2013 - 11/1/2013	87,000,000	1,000,000	88,000,000
				TOTAL CERTIFICATES OF DEPOSIT	677,900,000	5,900,000	683,800,000
				Finance - Banking—14.7%
0	900,000	900,000		Barclays Capital, Inc., 0.375%, 10/9/2013	0	900,000	900,000
50,000,000	0	50,000,000		BMO Capital Markets Corp., 0.193%, 8/1/2013	50,000,000	0	50,000,000
48,500,000	500,000	49,000,000		Citigroup Global Markets, Inc., 0.598% - 0.791%, 8/1/2013 - 9/20/2013	48,500,000	500,000	49,000,000
15,000,000	0	15,000,000		Credit Suisse Securities (USA) LLC, 0.679%, 10/22/2013	15,000,000	0	15,000,000
18,000,000	0	18,000,000		Deutsche Bank Securities, Inc., 0.497%, 8/1/2013	18,000,000	0	18,000,000
0	500,000	500,000		JPMorgan Securities LLC, 0.294%, 8/26/2013	0	500,000	500,000
4

Federated Prime Management Obligations Fund	Federated Money Market Management	Federated Money Market Management Pro Forma Combined			Federated Prime Management Obligations Fund	Federated Money Market Management	Federated Money Market Management Pro FormaCombined
Principal Amount or Shares					Value
				Finance - Banking—continued
$25,000,000	$0	$25,000,000		Mizuho Securities USA, Inc., 0.456%, 8/2/2013	$25,000,000	$0	$25,000,000
90,000,000	0	90,000,000		Pershing LLC, 0.395%, 8/1/2013	90,000,000	0	90,000,000
33,000,000	600,000	33,600,000		RBS Securities, Inc., 0.446% - 0.872%, 8/2/2013 - 2/20/2014	33,000,000	600,000	33,600,000
0	900,000	900,000		Wells Fargo Securities, LLC, 0.406%, 9/30/2013	0	900,000	900,000
				TOTAL COLLATERALIZED LOAN AGREEMENTS	279,500,000	3,400,000	282,900,000
				Commercial Paper—22.8%[2]
				Electric Power—2.6%
50,000,000	900,000	50,900,000	[3,4]	Electricite de France SA, 0.230%, 10/24/2013 - 10/25/2013	49,972,847	899,517	50,872,364
				Finance - Banking—10.0%
25,000,000	0	25,000,000	[1,3,4]	ANZ New Zealand National (Int'l) Ltd., 0.231%, 8/13/2013	25,000,000	0	25,000,000
2,000,000	0	2,000,000		BNP Paribas Finance, Inc., 0.260%, 8/5/2013	1,999,942	0	1,999,942
30,000,000	0	30,000,000		Barclays US Funding Corp., 0.210%, 10/18/2013 - 10/21/2013	29,986,175	0	29,986,175
25,000,000	0	25,000,000		ICICI Bank Ltd., New York (Series C-BA), (Bank of America N.A. LOC), 0.240%, 8/1/2013	25,000,000	0	25,000,000
50,000,000	900,000	50,900,000		ING (U.S.) Funding LLC, 0.230%, 9/16/2013 - 9/20/2013	49,985,306	899,725	50,885,031
10,700,000	0	10,700,000		JPMorgan Chase & Co., 0.230%, 2/3/2014	10,687,285	0	10,687,285
10,000,000	500,000	10,500,000		JPMorgan Chase & Co., 0.300%, 9/6/2013	9,997,000	499,850	10,496,850
2,000,000	0	2,000,000	[3,4]	LMA-Americas LLC, 0.260%, 10/24/2013	1,998,787	0	1,998,787
35,000,000	800,000	35,800,000	[3,4]	Mizuho Funding LLC, 0.215% - 0.230%, 8/1/2013 - 11/1/2013	34,991,758	800,000	35,791,758
0	900,000	900,000		Standard Chartered Bank PLC, 0.230%, 11/4/2013	0	899,454	899,454
				TOTAL	189,646,253	3,099,029	192,745,282
				Finance - Commercial—2.4%
0	500,000	500,000	3,4	Atlantic Asset Securitization LLC, 0.240%, 10/9/2013	0	499,770	499,770
45,000,000	0	45,000,000	[3,4]	Versailles Commercial Paper LLC, 0.240% - 0.270%, 9/4/2013 - 9/23/2013	44,987,542	0	44,987,542
				TOTAL	44,987,542	499,770	45,487,312
				Finance - Retail—4.2%
40,000,000	500,000	40,500,000	[3,4]	Chariot Funding LLC, 0.300% - 0.301%, 2/27/2014 - 4/3/2014	39,928,125	498,979	40,427,104
40,000,000	0	40,000,000	[3,4]	Jupiter Securitization Co. LLC, 0.240% - 0.301%, 12/16/2013 - 4/11/2014	39,925,142	0	39,925,142
				TOTAL	79,853,267	498,979	80,352,246
				Sovereign—3.6%
15,000,000	0	15,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.250%, 12/13/2013	14,986,042	0	14,986,042
25,000,000	0	25,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.280%, 10/3/2013	24,987,750	0	24,987,750
30,000,000	0	30,000,000	[3,4]	Kells Funding LLC, 0.260%, 8/15/2013	29,996,966	0	29,996,966
70,000,000	0	70,000,000		TOTAL	69,970,758	0	69,970,758
				TOTAL COMMERCIAL PAPER	434,430,667	4,997,295	439,427,962
				Corporate Bonds—2.9%
				Finance - Commercial—2.9%
11,000,000	0	11,000,000		General Electric Capital Corp., 2.100%, 1/7/2014	11,086,764	0	11,086,764
44,500,000	0	44,500,000		General Electric Capital Corp., 5.400%, 9/20/2013	44,806,769	0	44,806,769
0	254,000	254,000	[1]	General Electric Capital Corp., 0.901%, 10/7/2013	0	255,032	255,032
				TOTAL CORPORATE BONDS	55,893,533	255,032	56,148,565
5

Federated Prime Management Obligations Fund	Federated Money Market Management	Federated Money Market Management Pro Forma Combined			Federated Prime Management Obligations Fund	Federated Money Market Management	Federated Money Market Management Pro FormaCombined
Principal Amount or Shares					Value
			[1]	Notes - Variable—10.5%
				Finance - Automotive—1.6%
$30,000,000	$0	$30,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	$30,000,000	$0	$30,000,000
				Finance - Banking—8.9%
24,350,000	0	24,350,000	[3,4]	BlackRock MuniHoldings Fund II, Inc., VMTP Shares (Series T0018), 0.100%, 8/1/2013	24,350,000	0	24,350,000
25,000,000	0	25,000,000	[3,4]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.100%, 8/1/2013	25,000,000	0	25,000,000
1,500,000	0	1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Mizuho Bank Ltd. LOC), 0.270%, 8/1/2013	1,500,000	0	1,500,000
15,000,000	0	15,000,000	[3,4]	Illinois State, Taxable PUTTERs (Series SGT01), 0.130%, 8/1/2013	15,000,000	0	15,000,000
7,900,000	0	7,900,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.320%, 8/1/2013	7,900,000	0	7,900,000
3,225,000	0	3,225,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	3,225,000	0	3,225,000
50,000,000	0	50,000,000	[3,4]	New Jersey State, (Series 2014B), 0.386%, 8/1/2013	50,004,985	0	50,004,985
15,545,000	0	15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.150%, 8/7/2013	15,545,000	0	15,545,000
2,010,000	0	2,010,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.240%, 8/1/2013	2,010,000	0	2,010,000
0	1,000,000	1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.140%, 8/1/2013	0	1,000,000	1,000,000
1,225,000	0	1,225,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.540%, 8/6/2013	1,225,000	0	1,225,000
25,000,000	0	25,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of Montreal LOC), 0.050%, 8/7/2013	25,000,000	0	25,000,000
				TOTAL	170,759,985	1,000,000	171,759,985
				Finance - Commercial—0.0%
0	665,000	665,000		General Electric Capital Corp., 0.393%, 9/19/2013	0	665,082	665,082
				TOTAL NOTES - VARIABLE	200,759,985	1,665,082	202,425,067
				Repurchase Agreement—9.8%
186,172,000	2,869,000	189,041,000		Interest in $3,210,000,000 joint repurchase agreement 0.09%, dated 7/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,210,008,025 on 8/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,274,208,186.	186,172,000	2,869,000	189,041,000
				TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)5	1,905,718,997	19,986,409	1,925,705,406
				OTHER ASSETS AND LIABILITIES NET—0.1%[6]	1,027,132	(2,924)	1,024,208
				TOTAL NET ASSETS—100%	$1,906,746,129	$19,983,485	$1,926,729,614
6

1	Represents a variable rate security with current rate and next reset date shown
2	Discount rate a time of purchase for discount issues or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot offered for public sale without first being registered, or being able to take advantage of an exemption from registration under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.At July 31, 2013, these restricted securities amounted to $423,828,210, which represented 22.0% of total net assets
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144Aunder the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees.). At July 31, 2013, these liquid restricted securities amounted to $423,828,210, which represented 22.0% of total net assets
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2013.
Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
7

Federated Prime Management Obligations Fund
Federated Money Market Management
Pro Forma Combining Statements of Assets & Liabilities
July 31, 2013 (unaudited)
	Federated Prime Management Obligations Fund	Federated Money Market Management	Pro Forma Adjustment	Federated Money Market Management Pro Forma Combined
Assets:
Investment in repurchase agreements	$0	$2,869,000	$0	$2,869,000
Investment in securities	1,905,718,997	17,117,409	0	1,922,836,406
Total investments in securities, at amortized cost and fair value	1,905,718,997	19,986,409	0	1,925,705,406
Cash	0	299	0	299
Income receivable	1,244,161	4,010	0	1,248,171
Receivable for shares sold	0	35,632	0	35,632
Total assets	1,906,963,158	20,026,350	0	1,926,989,508
Liabilities:
Payable for shares redeemed	630	175	0	805
Bank overdraft	8,762	0	0	8,762
Income distribution payable	18,402	0	0	18,402
Payable for custodian fee	13,020	929	0	13,949
Payable for auditing fee	20,500	0	0	20,500
Payable for transfer agent fee	0	6,012	0	6,012
Payable for legal fees	0	581	0	581
Payable for portfolio accounting fee	29,926	8,919	0	38,845
Payable to adviser	0	755	0	755
Payable for shareholder services fee	61,863	7,422	0	69,285
Payable for account administration fee	8,386	0	0	8,386
Payable for printing and postage	0	3,094	0	3,094
Payable for share registration costs	48,955	9,487	0	58,442
Accrued expenses	6,585	5,491	0	12,076
Total liabilities	217,029	42,865	0	259,894
Net Assets	$1,906,746,129	$19,983,485	$0	$1,926,729,614
Net Assets Consists of:
Paid-in capital	$1,906,731,933	$19,983,552	$0	$1,926,715,485
Accumulated net realized gain(loss) on investments	13,711	(67)	0	13,644
Undistributed net investment income	485	0	0	485
Total Net Assets	$1,906,746,129	$19,983,485	$0	$1,926,729,614
8

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Net Assets
Eagle Shares	$0	$19,983,385	$0	$19,983,385
Institutional Shares	$695,138,238	$100	$0	$695,138,338
Service Shares	$863,454,937	$0	$0	$863,454,937
Capital Shares	$348,152,954	$0	$0	$348,152,954
Shares Outstanding
Eagle Shares	0	19,983,083	—	19,983,083
Institutional Shares	695,133,013	100	—	695,133,113
Service Shares	863,454,937	0	—	863,454,937
Capital Shares	348,150,359	0	—	348,150,359
Net Asset Value Per Share
Eagle Shares	—	$1.00	—	$1.00
Institutional Shares	$1.00	$1.00	—	$1.00
Service Shares	$1.00	—	—	$1.00
Capital Shares	$1.00	—	—	$1.00
9

Federated Prime Management Obligations Fund
Federated Money Market Management
Pro Forma Combining Statements of Operations
July 31, 2013 (unaudited)
	Federated Prime Management Obligations Fund	Federated Money Market Management	Pro Forma Adjustment		Federated Money Market Management Pro FormaCombined
Investment Income:
Interest	$6,425,605	$62,495	$0		$6,488,100
Expenses:
Investment adviser fee	3,785,158	41,155	0		3,826,313
Administrative fee	1,477,027	30,774	(14,715)	(a)	1,493,086
Custodian fees	70,114	5,778	(5,016)	(b)	70,876
Transfer agent fee	19,183	54,429	(6,652)	(c)	66,960
Directors'/Trustees' fees	7,497	235	68	(d)	7,800
Auditing fees	20,000	20,250	(20,000)	(e)	20,250
Legal fees	7,643	7,769	(7,612)	(f)	7,800
Portfolio accounting fees	183,493	54,012	(43,405)	(g)	194,100
Shareholder services fee–Capital Shares	310,911	0	0		310,911
Shareholder services fee–Service Shares	1,970,231	0	0		1,970,231
Shareholder services fee–Eagle Shares	0	51,344	0		51,344
Account administration fee–Capital Shares	42,655	0	0		42,655
Account administration fee–Service Shares	66,532	0	0		66,532
Share registration costs	77,026	40,537	(20,163)	(h)	97,400
Printing and postage	72,828	21,077	(25,703)	(i)	68,202
Insurance premiums	7,546	3,952	(3,698)	(j)	7,800
Miscellaneous	6,791	0	209	(k)	7,000
Total Expenses	8,124,635	331,312	(146,686)		8,313,461
Waivers and Reimbursements
Waiver of investment adviser fee	(1,853,166)	(41,155)	(49,928)	(l)	(1,944,249)
Waiver of administrative fee	(3,246)	(2,954)	2,919	(m)	(3,281)
Waiver of shareholder services fee–SS	(943,104)	0	0		(943,104)
Waiver of shareholder services fee–CS	(34,742)	0	0		(34,742)
Waiver of shareholder services fee–EAG	0	(42,422)	16,264	(n)	(26,158)
Waiver of transfer agent fee	0	(352)	352	(o)	0
Reimbursement of shareholder services fee–SS	(95,138)	0	0		(95,138)
Reimbursement of shareholder services fee–CS	(3,223)	0	0		(3,223)
Reimbursement of other operating expenses	0	(181,934)	181,934	(p)	0
Total Waivers and Reimbursements	(2,932,619)	(268,817)	151,450		(3,049,896)
Net Expenses	5,192,016	62,495	4,854		5,259,365
Net Investment Income	1,233,589	—	(4,854)	—	1,288,735
Net realized gain on investments	23,570	0	0		23,570
Change in net assets resulting from operations	$1,257,159	—	(4,854)		$1,252,305
(See Notes to Pro Forma Financial Statements)
10

Federated Prime Management Obligations Fund
Federated Money Market Management
Notes to Pro Forma Financial Statements
For the Year Ended July 31, 2013 (unaudited)
Note 1. Description of the Funds
Federated Prime Management Obligations Fund and Federated Money Market Management are both portfolios of Money Market Obligations Trust, which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end diversified management investment company.Federated Prime Management Obligations Fund consists ofthree classes of shares:Institutional Shares, Service Shares and Capital Shares. Federated Money Market Management consists oftwo classes of shares: Eagle Shares andInstitutional Shares.Service Shares and Capital Shares of Federated Money Market Management are anticipated to become effective prior to the reorganization.
Note 2. Basis of Combination
The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Federated Prime Management Obligations Fund and Federated Money Market Management (individually referred to as the “Fund”, or collectively as the “Funds”), for the year ended July 31, 2013.These statements have been derived from the books and records utilized in calculating daily net asset values at July 31, 2013.
The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of Federated Prime Management Obligations Fund and Federated Money Market Management, which have been incorporated by reference in the Statement of Additional Information.The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements.
The Pro Forma Financial Statements give effect to the proposed exchange of assets of Institutional Shares, Service Shares and Capital Shares of Federated Prime Management Obligations Fund for Institutional Shares, Service Shares and Capital Shares of Federated Money Market Management.Under generally accepted accounting principles, Federated Money Market Management will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.
The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity, if necessary.Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.Other costs which may change as a result of the reorganization are currently undeterminable.
For the year ended July 31, 2013, Federated Prime Management Obligations Fund and Federated Money Market Management paid investment advisory fees computed at the annual rate of 0.20% as a percentage of average daily net assets.
The Funds will not bear any expenses associated with their participation in the Reorganization, except as contemplated in Article IX of the Agreement and Plan of Reorganization.
Federated Prime Management Obligations Fund will pay all expenses associated with the Funds' participation in the Reorganization, provided however that Federated Money Market Management shall bear expenses associated with the qualification of fund shares for sale in the various states.Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; and (f) other related administrative or operational costs.
Given the waiver position of Federated Prime Management Obligations Fund and the fact that it is being operated at a voluntary expense cap, it is anticipated that the Adviser and its affiliates will indirectly pay the expenses of the Reorganization.
Note 3. Portfolio Valuation
Securities for both Funds are valued at amortized cost.Under the amortized cost valuation method an investment is valued initially at its cost as determined in accordance with GAAP.The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Funds, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current fair value of certain investments for purposes of monitoring
11

the relationship of market value and amortized cost.The Valuation Committee employs various methods for reviewing third-party pricing-service evaluation including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity.In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees.The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Note 4. Shares of Beneficial Interest
The Pro Forma Institutional Shares, Service Shares and Capital Shares net asset value per share assume the issuance of 695,133,013 Institutional Shares, 863,448,561 Service Shares and 348,150,359 Capital Shares ofFederated Money Market Management in exchange for 695,133,013 Institutional Shares, 863,448,561 Service Shares and 348,150,359 Capital Shares, respectively, of Federated Prime Management Obligations Fund, which would have been outstanding at July 31, 2013 in connection with the proposed reorganization, assuming the two Funds had been combined as of such date.
Note 5. Federal Income Taxes
Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, Federated Money Market Management intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.As of and during the year ended July 31, 2013, the Fund did not have a liability for any uncertain tax positions.The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations.As of July 31, 2013, tax years 2010 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes. The tax cost of investments will remain unchanged for the combined fund.
Note 6. Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements.Actual results could differ from those estimated.
Note 7. Pro Forma Adjustments
(a)	Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with certain administrative personnel and services necessary to operate the Funds.The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds.Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares.An adjustment to the combined administrative personnel and services fee reflects the fee structure applicable to Federated Money Market Management Pro Forma Combined.
(b)	Adjustment to reflect the combining of two portfolios into one and custodian fees based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(c)	Adjustment to reflect the combining of two portfolios into one and transfer agent fees based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(d)	Adjustment to reflect the combining of two portfolios into one and Directors/Trustees fees based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(e)	Adjustment to reflect the combining of two portfolios into one and auditing fees based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(f)	Adjustment to reflect the combining of two portfolios into one and legal fees based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(g)	Adjustment to reflect the combining of two portfolios into one and portfolio accounting fees based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(h)	Adjustment to reflect the combining of two portfolios into one and share registration costs based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(i)	Adjustment to reflect the combining of two portfolios into one and printing and postage costs based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(j)	Adjustment to reflect the combining of two portfolios into one and insurance premiums based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
12

(k)	Adjustment to reflect the combining of two portfolios into one and miscellaneous expenses based upon the current expense structure for Federated Money Market Management Pro Forma Combined.
(l)	Adjustment to reflect the voluntary waiver of investment advisory fees on the average daily net assets of Federated Money Market Management Pro Forma Combined. The adviser of Federated Money Market Management and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% and 0.45%, respectively, up to but not including the later of (the “Termination Date”); (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus.While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund's Trustees.The adviser of Federated Prime Management Obligations Fund and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%,0.45%and 0.30%, respectively, up to but not including the later of (the “Termination Date”); (a) October 1, 2014; or (b) the date of the Fund's next effective Prospectus.While the adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or increased prior to the Termination Date with the agreement of the Fund's Trustees.
(m)	Adjustment to reflect the voluntary waiver of administrative personnel and services fee on the average daily net assets of Federated Money Market Management Pro Forma Combined.
(n)	Adjustment to reflect the voluntary wavier of shareholder services fees necessary to maintain the expense cap and minimal yield for the Eagle Shares of Federated Money Market Management Pro Forma Combined.
(o)	Adjustment to remove the voluntary waiver of transfer agent fees for Federated Money Market Management based on the assets of Federated Money Market Management Pro Forma Combined.
(p)	Adjustment to remove the reimbursement of operating expenses no longer needed to maintain the expense caps noted in (l) above based on the average daily net assets and anticipated expenses for Federated Money Market Management Pro Forma Combined.
13

FEDERATED PRIME MANAGEMENT OBLIGATIONS FUND
FEDERATED MONEY MARKET MANAGEMENT
Investment Adviser
Federated Investment Management Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
14

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Q452034 (3/14)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

PART C. OTHER INFORMATION.

Item 15 Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16 Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)
1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)
1.15	Amendment No. 38	(85)
1.16	Amendment No. 39	(88)
1.17	Amendment No. 40	(92)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)
2.8	Amendment No. 11	(92)

3	Not applicable

4	Form of Agreement and Plan of Reorganization are filed herein as Appendix A to the Prospectus/Information Statement	+

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dated 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)
6.9	Conformed copy of Investment Advisory Contract dated 3/1/1995 between FAS and MMOT	(82)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).
7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)
7.12	Exhibit BB	(92)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust)and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)
9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)
9.11	Conformed copy of Fifth Amendment dated March 25, 2011 and Exhibit 1 (revised 1/31/14) to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(92)
9.12	Conformed copy of Eleventh Amendment dated August 1, 2012 to the Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York Mellon	(92)

10.1	Conformed copy of Distribution Plan and Exhibits A-I	(53)
10.2	Exhibits J-K	(55)
10.3	Exhibit L	(57)
10.4	Exhibit K	(58)
10.5	Exhibit M	(62)
10.6	Conformed copy of Schedule A to the Distribution Plan for Class B Shares	(78)

11	Form of Opinion and Consent of Counsel Regarding the legality of Shares being issued	+

12	Form of Opinion regarding tax consequences of the Reorganization	(to be filed by amendment)

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.3	The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).
13.4	The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)
13.5	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).
13.6	The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).
13.7	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);
13.8	The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
13.9	The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.10	The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).
13.11	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.12	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)
13.13	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.14	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.15	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.16	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.17	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.18	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.19	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.20	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.21	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.22	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.23	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.24	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.25	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.26	Conformed copy of Fund Accounting Agreement dated March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.27	Conformed copy of Agreement for Transfer Agency Services dated November 1, 1998 between TFIT and Edward Jones	(82)
13.28	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(87)
13.29	Conformed copy of Compliance Support Services Addendum to Fund Accounting Agreement dated as of May 31, 2012	(87)
13.30	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012, including the 1st Amendment to the Amended and Restated Agreement for Administrative Services dated March 1, 2013	(89)

14.1	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Federated Money Market Management)	+
14.2	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm (Federated Prime Management Obligations Fund)	+

15	Not applicable

16.1	Conformed copy of Unanimous Consent of Trustees	+
16.2	Conformed copy of Power of Attorney of the Registrant	+

17	Not applicable

+	Exhibit is being filed electronically

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
1	Initial Registration Statement filed October 20, 1989
8	PEA No. 8 filed June 1, 1994
12	PEA No. 16 filed September 29, 1995
17	PEA No. 24 filed September 28, 1998
18	PEA No. 25 filed February 12, 1999
21	PEA No. 33 filed August 27, 1999
23	PEA No. 36 filed October 29, 1999
24	PEA No. 37 filed November 17, 1999
26	PEA No. 39 filed February 25, 2000
30	PEA No. 46 filed September 28, 2000
31	PEA No. 47 filed December 14, 2000
32	PEA No. 48 filed December 26, 2000
35	PEA No. 51 filed May 29, 2001
36	PEA No. 52 filed June 25, 2001
37	PEA No. 53 filed September 14, 2001
38	PEA No. 54 filed September 28, 2001
39	PEA No. 56 filed May 28, 2002
40	PEA No. 57 filed on June 28, 2002
41	PEA No. 58 filed on September 30, 2002
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
45	PEA No. 64 filed on September 30, 2003
46	PEA No. 65 filed on December 30, 2003
47	PEA No. 66 filed on February 26, 2004
48	PEA No. 67 filed on May 27, 2004
49	PEA No. 68 filed on June 29, 2004
50	PEA No. 69 filed on June 29, 2004
51	PEA No. 70 filed on September 29, 2004
52	PEA No. 73 filed on December 3, 2004
53	PEA No. 74 filed on December 30, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
61	PEA No. 86 filed on September 29, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
64	PEA No. 92 filed on October 19, 2007
65	PEA No. 96 filed on December 17, 2007
66	PEA No. 96 filed on February 29, 2008
67	PEA No. 98 filed on May 23, 2008
68	PEA No. 99 filed on June 27, 2008
69	PEA No. 102 filed on September 29, 2008
70	PEA No. 103 filed on February 27, 2009
71	PEA No. 104 filed on May 29, 2009
72	PEA No. 105 filed on June 26, 2009
73	PEA No. 106 filed on September 28, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
77	PEA No. 111 filed on June 25, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
80	PEA No. 116 filed on May 25, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012
84	PEA No. 126 filed on May 24, 2012
85	PEA No. 128 filed on June 25, 2012
86	PEA No. 129 filed on June 28, 2012
87	PEA No. 132 filed on September 27, 2012
88	PEA No. 134 filed on February 27, 2013
89	PEA No. 136 filed on May 24, 2013
90	PEA No. 140 filed on July 14, 2013
91	PEA No. 141 filed on September 26, 2013
92	PEA No. 143 filed on February 26, 2014

Item 17 Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Money Market Obligations Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of February, 2014.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ Justine Patrick Justine Patrick, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ Justine Patrick Justine Patrick, Assistant Secretary	Attorney In Fact For the Persons Listed Below	February 28, 2014
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney